Commitments and Contingencies - Additional information (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2013	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Rent Expense	$ 3,700,000	$ 2,700,000	$ 2,400,000
Consumer loans guaranteed by Company	36,300,000	41,400,000
Losses on consumer loans guaranteed	1,576,000	2,047,000	2,624,000		2,284,000
Administrative penalty to be paid by CNU of California, LLC	10,000
Consumer Financial Protection Bureau
Commitments And Contingencies [Line Items]
Penalty payment				5,000,000
Consumer Financial Protection Bureau | Cash America International Inc.
Commitments And Contingencies [Line Items]
Penalty payment				2,500,000
Consumer Financial Protection Bureau | Enova
Commitments And Contingencies [Line Items]
Penalty payment				2,500,000
Minimum
Commitments And Contingencies [Line Items]
Remaining term on operating leases	2 years
Maximum
Commitments And Contingencies [Line Items]
Remaining term on operating leases	5 years
New Chicago Headquarters
Commitments And Contingencies [Line Items]
Leased area	160,000
Lease term	12 years
Lease renew term	Two Five Year Terms
Incentive from lessor	9,800,000
Rent abatements	$ 8,500,000